Balance Sheet Details - Schedule Of Prepaid Expenses And Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Tax receivable	$ 2,231	$ 1,506	$ 104
Prepaid R&D costs	1,277	1,476	2,467
Prepaid insurance and service contracts	1,089	1,424	1,860
Interest receivable - marketable debt securities		168
Other	981	487
Other		319	230
Total	$ 5,578	$ 4,893	$ 4,661